Revenue (Details)	1 Months Ended							3 Months Ended	12 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€) shares	May 31, 2021 EUR (€)	Dec. 31, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from issuing shares									€ 14,122,000	€ 108,477,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of ordinary shares (in shares) | shares			9,381,586	9,381,586		3,989,976
Proceeds from issuing shares						€ 23,223,000
Gross proceeds from issuance of shares			€ 14,122,000	$ 15,000,000
Discount on shares issued			€ 451,000	$ 480,000
Up-front payment received					€ 17,651,000
Eli Lilly and Company | Upfront payment received, collaborative arrangement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Up-front payment received	€ 56,254,000	$ 60,000,000
Additional consideration to be received if counterparty exercises option to expand partnership | $		$ 50,000,000
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue						€ 2,144,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Up-front payment received							€ 419,000
Reimbursements received, R&D activities										€ 178,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate							8.00%	4.90%	5.10%